Forward Merger - Allocation of the purchase price (Details) - USD ($) $ in Thousands	Jan. 06, 2023	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies
Cash	$ 31,200	$ 5,158	$ 9,746
Priveterra
Summary of Significant Accounting Policies
Cash	29,200
Intangible Assets Acquired
Summary of Significant Accounting Policies
Cash	2,000
Intangible Assets Acquired | Priveterra
Summary of Significant Accounting Policies
Cash	2,001
Net working capital (excluding cash)	(16,182)
Other assets and liabilities	775
Acquired in-process research and development	348,000
Net assets acquired	334,594
Loss on consolidation of VIE	7,553
Total purchase price	$ 342,147